Accrued Expenses (Details) - Schedule of accrued expenses - CHF (SFr)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accrued Expenses Abstract
Accrued research and development costs including milestone payments	SFr 741,291	SFr 557,391
Professional fees	326,365	179,461
Accrued vacation & overtime	46,868	51,218
Employee benefits incl. share based payments	362,497	196,917
Accrued interest	457,812
Other	42,781	63,588
Total accrued expenses	SFr 1,977,614	SFr 1,048,575